LEASES	12 Months Ended
Dec. 31, 2021
Leases
LEASES

NOTE 15 – LEASES

Property Leases (Operating Leases)

The Company leases its facilities and certain automobiles under operating leases which expire on various dates through 2025. The Company determines if an arrangement is a lease at inception and whether they are finance or operating leases. Right of Use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. When readily determinable, the Company uses the implicit rate in determining the present value of lease payments. The ROU asset also includes any fixed lease payments, including in-substance fixed lease payments and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease term is determined at lease commencement and includes any non-cancellable period for which the Company has the right to use the underlying asset, together with any options to extend that the Company is reasonably certain to exercise.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $3,492,531 in ROU assets and $3,650,358 in lease liabilities for the leasing of scrap metal yards from an entity controlled by the Company’s Chief Executive Officer. Under the terms of the leases, Empire is required to pay an aggregate of $145,821 per month and increasing by 3% on the first of every year. The leases expire on January 1, 2024 and the Company has two options to extend the leases by 5 years per option. In the event the Company does not exercise the options, the leases will continue on a month-to-month basis. The Company cannot sublease any of the properties under the lease agreements.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $30,699 in ROU assets and $31,061 in lease liabilities for an office lease. Under the terms of the lease, Empire is required to pay $1,150 per month and increasing by 3% on April 1st of every year beginning on April 1, 2022. The lease expires on March 31, 2024 and Empire was required to make a security deposit of $1,150. The Company does not have an option to extend the lease. The Company cannot sublease any of the properties under the lease agreements.

On October 11, 2021, Empire entered into leasing agreements with a company owned by the Chief Executive Officer of Empire for the leasing of the Company’s Virginia Beach metal recycling location. Under the terms of the leases, Empire is required to pay $9,677 for the prorated first month and $15,000 per month for the facilities beginning November 1, 2021 and increasing by 3% on the first of every year thereafter. The leases expire on January 1, 2024 and the Company has two options to extend the leases by 5 years per option. In the event the Company does not exercise the options, the leases will continue on a month-to-month basis. The Company cannot sublease any of the properties under the lease agreements.

Automobile Leases (Operating Leases)

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $1,666 in ROU assets and $1,383 in lease liabilities for an automobile lease to which Empire was a party. Under the terms of the lease, Empire was required to pay $700 per month until the lease expired on December 29, 2021.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $26,804 in ROU assets and $18,661 in lease liabilities for an automobile lease. Under the terms of the lease, Empire is required to pay $750 per month until the lease expires on February 18, 2025 and the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $34,261 in ROU assets and $27,757 in lease liabilities for an automobile lease. Under the terms of the lease, Empire is required to pay $650 per month until the lease expires on February 15, 2026 and the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease.

On December 23, 2021, Empire entered into a lease agreement for the leasing of an automobile. Under the terms of the lease, Empire was required to pay $18,000 for the first month and $1,000 per month thereafter for 60 months. The lease expires on December 23, 2025 and the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease.

ROU assets and liabilities consist of the following:

	December 31, 2021	December 31, 2020
ROU assets	$3,620,523	$-

Current portion of lease liabilities	$1,715,726	$-
Long term lease liabilities, net of current portion	2,030,722	-
Total lease liabilities	$3,746,498	$-

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at December 31, 2021 were as follows:

Year ended December 31,
2022	$2,030,772
2023	2,090,820
2024	31,850
2025	20,550
2026	1,300
Total Minimum Lease Payments	$4,175,292
Less: Imputed Interest	$(428,794)
Present Value of Lease Payments	$3,746,498
Less: Current Portion	$(1,715,726)
Long Term Portion	$2,030,722

The Company leases its facilities, automobiles, and offices under operating leases which expire on various dates through 2024. Rent expense related to these leases is recognized based on the payment amount charged under the lease. Rent expense for the years ended December 31, 2021 and 2020 was $497,177 and $10,802, respectively. At December 31, 2021, the leases had a weighted average remaining lease term of 2 years and a weighted average discount rate of 10.14%.